                                              OPPENHEIMER CASH RESERVES
                                       Supplement dated March 20, 2002 to the
                             Statement of Additional Information dated November 28, 2001

The  Statement  of  Additional   Information   is  hereby  revised  to  delete  the  Appendix   captioned   "Industry
Classifications" and replace it with the following:

                                                      APPENDIX
                                              INDUSTRY CLASSIFICATIONS
Aerospace & Defense                               Household Products
Air Freight & Couriers                            Industrial Conglomerates
Airlines                                          Insurance
Asset Backed Securities                           Internet & Catalog Retail
Auto Components                                   Internet Software & Services
Automobiles                                       Information Technology Consulting & Services
Banks                                             Leasing & Factoring
Beverages                                         Leisure Equipment & Products
Biotechnology                                     Machinery
Broker-Dealer                                     Marine
Building Products                                 Media
Chemicals                                         Metals & Mining
Commercial Finance                                Multiline Retail
Commercial Services & Supplies                    Multi-Utilities
Communications Equipment                          Municipal
Computers & Peripherals                           Office Electronics
Construction & Engineering                        Oil & Gas
Construction Materials                            Paper & Forest Products
Consulting & Services                             Personal Products
Consumer Finance                                  Pharmaceuticals
Containers & Packaging                            Real Estate
Distributors                                      Repurchase Agreements
Diversified Financials                            Road & Rail
Diversified Telecommunication Services            Semiconductor Equipment & Products
Electric Utilities                                Software
Electrical Equipment                              Special Purpose Financial
Electronic Equipment & Instruments                Specialty Retail
Energy Equipment & Services                       Textiles & Apparel
Food & Drug Retailing                             Tobacco
Food Products                                     Trading Companies & Distributors
Foreign Government                                Transportation Infrastructure
Gas Utilities                                     U.S. Government Agencies-Full Faith and Credit Agencies
Health Care Equipment & Supplies                  U.S. Government Agencies-Government Sponsored Enterprises
Health Care Providers & Services                  U.S. Government Instrumentalities
Hotels Restaurants & Leisure                      U.S. Government Obligations
Household Durables                                Water Utilities
                                                  Wireless Telecommunication Services

March 20. 2002                                                                  PX0760.009